CONSOLIDATED STATEMENTS OF INCOME - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Revenue:
Commissions		¥ 453,401	¥ 473,121	¥ 358,210
Fees from investment banking		95,083	91,301	62,353
Asset management and portfolio service fees		203,387	168,683	141,888
Net gain on trading		531,337	476,356	367,979
Gain on private equity investments		5,502	11,392	8,053
Interest and dividends		436,766	416,350	394,007
Gain on investments in equity securities		29,410	15,156	38,686
Other		175,702	179,485	708,767
Total revenue		1,930,588	1,831,844	2,079,943
Interest expense		326,412	274,774	266,312
Net revenue	[1]	1,604,176	1,557,070	1,813,631
Non-interest expenses:
Compensation and benefits		596,593	570,058	547,591
Commissions and floor brokerage		129,977	111,849	91,388
Information processing and communications		192,300	192,168	179,904
Occupancy and related depreciation		76,112	80,142	91,545
Business development expenses		35,230	38,485	49,010
Other		227,205	202,754	616,463
Total non-interest expenses		1,257,417	1,195,456	1,575,901
Income before income taxes		346,759	361,614	237,730
Income tax expense		120,780	145,165	132,039
Net income		225,979	216,449	105,691
Less: Net income (loss) attributable to noncontrolling interests		1,194	2,858	(1,543)
Net income attributable to NHI shareholders		¥ 224,785	¥ 213,591	¥ 107,234
Basic-
Net income attributable to NHI shareholders per share		¥ 61.66	¥ 57.57	¥ 29.04
Diluted-
Net income attributable to NHI shareholders per share		¥ 60.03	¥ 55.81	¥ 28.37

[1]	There is no revenue derived from transactions with a single major external customer.